Net financial results (Details) - BRL (R$) R$ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Financial expenses [Abstract]
Interest on loans, financing and debentures (1)			R$ (2,733,269)	R$ (1,743,417)
Amortization of transaction costs			(48,174)	(39,616)
Interest expenses on lease liabilities (2)			(230,308)	(222,185)
Other			(234,773)	(278,075)
Financial expenses			(3,246,524)	(2,283,293)
Financial income [Abstract]
Cash and cash equivalents and marketable securities			702,662	819,082
Other			119,450	62,023
Financial income			822,112	881,105
Results from derivative financial instruments [Abstract]
Income			7,015,340	824,285
Expenses			(662,835)	(5,349,163)
Derivative financial instruments, net	R$ 2,659,346	R$ (3,890,341)	6,352,505	(4,524,878)
Monetary and exchange rate variations, net [Abstract]
Exchange rate variations on loans, financing and debentures			9,147,254	(9,383,027)
Leases			322,483	(329,505)
Other assets and liabilities (3)			(1,276,652)	1,525,875
Monetary and exchange variations, net	R$ 2,988,799	R$ (6,487,329)	8,193,085	(8,186,657)
Net financial result			12,121,178	(14,113,723)
Interest costs capitalised			126,119	802,515
Reclassification to biological assets			R$ 133,133	R$ 104,137